Share based compensation (Schedule of Restricted Share Activity) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Founders' Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	13,824,883	24,379,277	32,983,728
Vested	(2,513,615)	(10,554,394)	(8,604,451)
Conversion to ordinary shares	(11,311,268)
Outstanding		13,824,883	24,379,277
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding
Granted	38,272
Vested	(3,783)
Outstanding	34,489